Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001409375
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	ORION ENERGY SYSTEMS, INC.
Entity Incorporation State Country Code	WI
Entity File Number	01-33887
Entity Tax Identification Number	39-1847269
Entity Address, Address Line One	2210 Woodland Drive
Entity Address, City or Town	Manitowoc
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54220
City Area Code	(920)
Local Phone Number	892-9340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	OESX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false